SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No.        36    (File No. 2-66868)                 [X]
                              -----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

Amendment No.      37     (No. 811-3003)


AXP TAX-FREE MONEY FUND, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on March 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                          AXP(R)
                                                                        Tax-Free
                                                                      Money Fund


                                                                      PROSPECTUS
                                                                   MARCH 1, 2002


American
  Express(R)
 Funds

(icon of) lock

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Please note that this Fund:

o   is not a bank deposit
o   is not federally insured
o   is not endorsed by any bank or government agency
o   is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p


Principal Investment Strategies                    3p

Principal Risks                                    4p


Past Performance                                   4p

Fees and Expenses                                  5p


Investment Manager                                 6p


Buying and Selling Shares                          6p

Valuing Fund Shares                                6p

Purchasing Shares                                  7p


Transactions Through American Express
   Brokerage or Third Parties                      9p


Exchanging/Selling Shares                          9p


Distributions and Taxes                           13p

Financial Highlights                              15p

Appendix                                          16p


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2p AXP TAX-FREE MONEY FUND -- PROSPECTUS

The Fund

GOAL
AXP Tax-Free Money Fund (the Fund) seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in short-term debt obligations whose interest is exempt from federal income taxes. This 80% threshold is a fundamental policy of the Fund. These securities must be rated in one of the two highest categories by national rating services. The Fund may invest up to 25% of its net assets in securities of issuers located in the same state or region or in industrial revenue bonds.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The selection of short-term debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses debt obligations by:

o Considering opportunities and risks in short-term municipal obligations (such as municipal bonds and notes) given current interest rates and expected interest rates.
o   Identifying bonds and notes that:

    -- have interest not subject to the alternative minimum tax, -- have short-term effective maturities, and

    -- have characteristics better than that of comparable obligations.

o Identifying obligations that contribute to portfolio diversification of the Fund, including both the number of shares and the types of securities held in the portfolio.


The Fund restricts its investments to instruments that meet certain effective maturity and quality standards required for tax-exempt money market funds. For example, the Fund:

o   limits its average portfolio effective maturity to 90 days or less; and
o   buys obligations with remaining effective maturities of 397 days or less.


In evaluating whether to sell a security, AEFC considers, among other factors, if:

    -- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until the board of directors believes it is advantageous to sell),
    -- political, economic, or other events could affect the issuer's performance, and
    -- the issuer or the security continues to meet the other standards described above.

If suitable tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in taxable investments, including government securities, bank obligations, commercial paper, and repurchase agreements. The Fund also may invest, from time to time, in securities that are illiquid.

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3p AXP TAX-FREE MONEY FUND -- PROSPECTUS

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.


PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary from day-to-day. Principal risks associated with an investment in the Fund include:


   Market Risk
   Interest Rate Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance has varied for each full calendar year shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance (based on calendar years)
(bar chart)

+2.24%  +1.59%  +2.09%  +3.24%  +2.95%  +3.18%  +2.94%  +2.68%  +3.50%  +2.21%
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +0.92% (quarter ending December 2000) and the lowest return for a calendar quarter was +0.35% (quarter ending December 2001).

The Fund's year to date return as of Dec. 31, 2001 was +2.21%.


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4p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2001)


                                 1 year           5 years          10 years

Tax-Free Money                   +2.21%           +2.92%            +2.67%


This table shows total returns from hypothetical investments in shares of the Fund.

For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Yield Information

For current 7-day yield information, call 1-800-862-7919, select option #2.

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            none

Annual Fund operating expenses(a) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:

Management fees                                                   0.36%
Distribution (12b-1) fees                                         0.00%
Other expenses(b)                                                 0.23%
Total                                                             0.59%


(a) Expenses for the Fund are based on actual expenses for the last fiscal year.
(b) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

               1 year            3 years          5 years          10 years

                 $60              $189             $330              $741


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

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5p AXP TAX-FREE MONEY FUND -- PROSPECTUS

INVESTMENT MANAGER
Dave Kerwin became portfolio manager in January 2001. He joined AEFC in 1985 as a municipal bond trader. He also serves as portfolio manager of AXP Intermediate Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund and AXP New York Tax-Exempt Fund.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.36% of its average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, MN 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

The Fund has applied for an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If the order is granted and shareholder approval is received, the Fund will be able to add or change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance the order will be granted and shareholder approval will be received, and no changes will be made until that time.


Buying and Selling Shares

VALUING FUND SHARES

The NAV is the value of a single Fund share. The NAV is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open). The NAV also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund.


Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

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6p AXP TAX-FREE MONEY FUND -- PROSPECTUS

PURCHASING SHARES

To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).


If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest. When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o   a $50 penalty for each failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o   criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- ----------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- ----------------------------------------
Custodian account of a minor (Uniform   The minor
Gifts/Transfers to Minors Act)
--------------------------------------- ----------------------------------------
A revocable living trust                The grantor-trustee (the person who puts
                                        the money into the trust)
--------------------------------------- ----------------------------------------
An irrevocable trust, pension trust or  The legal entity (not the personal
estate                                  representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)
--------------------------------------- ----------------------------------------
Sole proprietorship                     The owner
--------------------------------------- ----------------------------------------
Partnership                             The partnership
--------------------------------------- ----------------------------------------
Corporate                               The corporation
--------------------------------------- ----------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.gov/prod/forms_pubs/).

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7p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Three ways to invest

1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $1,000

If your account balance falls below $1,000, you will be asked to increase it to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o   automatic payroll deduction,
o   bank authorization,
o   direct deposit of Social Security check, or
o   other plan approved by the Fund.

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100 per payment
Account balances:          $1,000 (on a scheduled investment plan with
                           monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:


Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019


Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.


If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment:      $1,000

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8p AXP TAX-FREE MONEY FUND -- PROSPECTUS

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES
You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


EXCHANGING/SELLING SHARES
Exchanges

You can exchange your Fund shares for Class A shares of any other publicly offered American Express mutual fund. If your initial investment was in this Fund, you may exchange Fund shares for Class B or Class C shares of another fund. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


EXCHANGES:

FROM                                                                                   TO
Tax-Free Money Fund                                                    Other American Express mutual funds
                                                                    Class A          Class B           Class C
Original investment in Tax-Free Money                                 Yes              Yes               Yes
Original investment in another fund subject to a sales charge,
then exchanged into Tax-Free Money                                    Yes              No                No

EXCHANGES:

FROM                                                                                   TO
Other American Express mutual funds                                            Tax-Free Money Fund
Class A                                                                                Yes
Class B                                                                                No
Class C                                                                                No

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class
B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge.


The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.


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9p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


Other exchange policies:

o Exchanges of Class A shares of other American Express mutual funds to this Fund will be accepted. Exchanges of Class B or Class C shares to this Fund will not be accepted.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o   Once we receive your exchange request, you cannot cancel it.
o   Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

Selling Shares
You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.


Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.


Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared).


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10p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Three ways to request an exchange or sale of shares

1 By letter:

Include in your letter:

o   the name of the fund(s),
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o   your Social Security number or Employer Identification number,
o   the dollar amount or number of shares you want to exchange or sell,
o   signature(s) of all registered account owners,
o   for sales, indicate how you want your money delivered to you, and
o   any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

2 By telephone:


American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133


o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o   Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000


3 By draft:


Free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact AECSC. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time. Drafts are not available for accounts set up in a brokerage account.

Minimum amount
Redemption:                $100

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11p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Four ways to receive payment when you sell shares

1 By regular or express mail:

o   Mailed to the address on record.
o   Payable to names listed on the account.
o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH):

o   Minimum redemption: $100.
o   Funds are deposited electronically into your bank account.
o   No charge.
o Bank account must be in the same ownership as the American Express mutual fund account.
o   Allow two to five business days from request to deposit.
o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By wire:

o   Minimum redemption: $1,000.
o   Funds are wired electronically into your bank account.
o   Applicable wire charges will vary depending on service provided.
o Bank account must be in the same ownership as the American Express mutual fund account.
o   Allow one to two business days from request to deposit for domestic wires.
o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

4 By scheduled payout plan:

o   Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


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12p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and any short-term capital gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends are automatically reinvested in additional shares of the Fund, unless:

o   you request distributions be paid monthly in cash, or

o you direct the Fund to invest your distributions monthly in any publicly offered American Express mutual fund for which you have previously opened an account. Your purchases may be subject to a sales charge.


We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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13p AXP TAX-FREE MONEY FUND -- PROSPECTUS

TAXES
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.


If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.


For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


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14p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Financial Highlights


Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                        .02          .03          .03          .03          .03
Less distributions:
Dividends from net investment income                               (.02)        (.03)        (.03)        (.03)        (.03)
Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                            $207         $227         $206         $173         $152
Ratio of expenses to average daily net assets(b)                   .59%         .59%         .59%         .54%         .55%
Ratio of net investment income (loss)
to average daily net assets                                       2.17%        3.45%        2.64%        2.93%        3.13%
Total return                                                      2.21%        3.50%        2.68%        2.94%        3.18%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

The information in this table has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report, which, if not included with this prospectus, may be obtained without charge.


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15p AXP TAX-FREE MONEY FUND -- PROSPECTUS

Appendix
2002 Federal tax-exempt and taxable equivalent yield calculation
These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $112,850-$171,950 range. Under Adjusted Gross Income, $175,000 is in the $137,300 to $206,000 column. The Taxable Income line and Adjusted Gross Income column meet at 30.90%. This is the rate you'll use in Step 2.

                                        Adjusted gross income*
Taxable income**               $0       $137,300      $206,000
                               to          to            to           Over
                            $137,300(1) $206,000(2)   $328,500(3)   $328,500(2)
Married Filing Jointly
$       0 - $ 12,000         10.00%
   12,000 -   46,700         15.00
   46,700 -  112,850         27.00        27.81%
  112,850 -  171,950         30.00        30.90         32.34%
  171,950 -  307,050         35.00        36.05         37.73        36.05%
  307,050 +                  38.60                      41.61***     39.76

                                        Adjusted gross income*
Taxable income**               $0       $137,300
                               to          to           Over
                            $137,300(1) $259,800(3)   $259,800(2)
Single
$       0 - $  6,000         10.00%
    6,000 -   27,950         15.00
   27,950 -   67,700         27.00
   67,700 -  141,250         30.00        31.62%
  141,250 -  307,050         35.00        36.89         36.05%
  307,050 +                  38.60                      39.76

  * Gross income with certain adjustments before taking itemized deductions and personal exemptions.
 ** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $328,500 and your taxable income exceeds $307,050.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.


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16p AXP TAX-FREE MONEY FUND -- PROSPECTUS

If these assumptions do not apply to you, it will be necessary to construct your own personalized Tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents.
Using 30.90%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.34% yield.

                                 For these Tax-Exempt Rates:
             1.00%   1.50%   2.00%   2.50%  3.00%   3.50%   4.00%  4.50%   5.00%
Marginal
Tax Rates    Equal the Taxable Rates shown below:
10.00%       1.11    1.67    2.22    2.78   3.33    3.89    4.44   5.00    5.56
15.00%       1.18    1.76    2.35    2.94   3.53    4.12    4.71   5.29    5.88
27.00%       1.37    2.05    2.74    3.42   4.11    4.79    5.48   6.16    6.85
27.81%       1.39    2.08    2.77    3.46   4.16    4.85    5.54   6.23    6.93
30.00%       1.43    2.14    2.86    3.57   4.29    5.00    5.71   6.43    7.14
30.90%       1.45    2.17    2.89    3.62   4.34    5.07    5.79   6.51    7.24
31.62%       1.46    2.19    2.92    3.66   4.39    5.12    5.85   6.58    7.31
32.34%       1.48    2.22    2.96    3.69   4.43    5.17    5.91   6.65    7.39
35.00%       1.54    2.31    3.08    3.85   4.62    5.38    6.15   6.92    7.69
36.05%       1.56    2.35    3.13    3.91   4.69    5.47    6.25   7.04    7.82
36.89%       1.58    2.38    3.17    3.96   4.75    5.55    6.34   7.13    7.92
37.73%       1.61    2.41    3.21    4.01   4.82    5.62    6.42   7.23    8.03
38.60%       1.63    2.44    3.26    4.07   4.89    5.70    6.51   7.33    8.14
39.76%       1.66    2.49    3.32    4.15   4.98    5.81    6.64   7.47    8.30
41.61%       1.71    2.57    3.43    4.28   5.14    5.99    6.85   7.71    8.56




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17p AXP TAX-FREE MONEY FUND -- PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center, Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3003

Ticker Symbol
Class A: ITFXX

                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                              S-6433-99 W (3/02)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR

                     AXP(R) TAX-FREE MONEY FUND (the Fund)


                                 March 1, 2002

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

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Table of Contents

Mutual Fund Checklist                                         p.  3

Fundamental Investment Policies                               p.  4

Investment Strategies and Types of Investments                p.  4

Information Regarding Risks and Investment Strategies         p.  5

Security Transactions                                         p. 10


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                     p. 11


Performance Information                                       p. 12


Valuing Fund Shares                                           p. 13


Investing in the Fund                                         p. 14


Selling Shares                                                p. 14


Pay-out Plans                                                 p. 15


Taxes                                                         p. 16

Agreements                                                    p. 16


Organizational Information                                    p. 18

Board Members and Officers                                    p. 21


Compensation for Board Members                                p. 24

Independent Auditors                                          p. 24

Appendix: Description of Ratings                              p. 25

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Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
[X]    A higher rate of return typically involves a higher risk of loss.
[X]    Past performance is not a reliable indicator of future performance.
[X]    ALL mutual funds have costs that lower investment return.
[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:
Develop a Financial Plan
Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging
An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

Regular                       Market price                 Shares
investment                     of a share                 acquired
  $100                          $ 6.00                      16.7
   100                            4.00                      25.0
   100                            4.00                      25.0
   100                            6.00                      16.7
   100                            5.00                      20.0
  $500                          $25.00                     103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify
Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment
Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

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Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


o Under normal market conditions, the Fund will not invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans. The Fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. For purposes of this policy, the terms of a municipal security determine the issuer. In order to comply with revisions to Rule 2a-7, the Fund will observe the limitation on investment in a single issuer as to 100% of its portfolio.
o   Buy on margin or sell short.
o Invest in real estate, but the Fund can invest in municipal bonds and notes secured by real estate or interests therein. For purposes of this policy, real estate includes real estate limited partnerships.
o   Invest in commodities or commodity contracts.
o   Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus.

Investment strategies & types of investments:        Allowable for the Fund?
Agency and Government Securities                              yes
Cash/Money Market Instruments                                 yes
Commercial Paper                                              yes
Debt Obligations                                              yes
Illiquid and Restricted Securities                            yes
Lending of Portfolio Securities                               yes
Mortgage- and Asset-Backed Securities                         yes
Municipal Obligations                                         yes
Repurchase Agreements                                         yes
Variable- or Floating-Rate Securities                         yes

Unless changed by the board, the Fund will not:

o Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligations.

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In addition to considering ratings assigned by the ratings services in the selection of portfolio securities for the Fund, the Fund may consider, among other things, information concerning the financial history and condition of the issuer and its revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds.


After a municipal bond or note has been purchased by the Fund, it may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the Fund will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.


Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The market in municipal bonds and notes is not comparable to the market in taxable money market instruments in terms of liquidity and stability of principal. This is because the market in municipal bonds and notes is not as broad, does not offer as much choice in maturities, and has fewer issuers.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


Information Regarding Risks and Investment Strategies

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."


Company Risk
The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.


Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

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Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

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As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

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The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and the offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

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Variable- or Floating-Rate Securities
The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.


The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

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When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.


On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Dec. 31, 2001, $0 for fiscal year 2000, and $0 for fiscal year 1999. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

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Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    P(1 + T)(raised to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

ANNUALIZED YIELD
The Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven-day period + 1) x (365/7) - 1


The Fund's simple annualized yield was 1.26% and its compound yield was 1.27% on Dec. 31, 2001. These are equal to 1.73% simple and 1.74% compound taxable equivalent yields for the 27% federal income-tax bracket.


Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

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Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

Valuing Fund Shares


In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the Fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.


The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

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Investing in the Fund

The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1,000 for the Fund (except payroll deduction plans), with a minimum additional purchase of $25.

SYSTEMATIC INVESTMENT PROGRAMS
After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS
Dividends, including capital gain distributions, paid by another American Express mutual fund, may be used to automatically purchase shares of the Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;
o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and
o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS
The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or
o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or
o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

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Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time
If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares
If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount
If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value
Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

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Taxes

For tax purposes, an exchange is considered a sale and purchase, and may results in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Dec. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT
AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.360%
Next   0.50                                          0.343
Next   0.50                                          0.325
Next   0.50                                          0.308
Next   1.00                                          0.290
Next   3.00                                          0.270
Over   6.50                                          0.250


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.360% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $740,954 for fiscal year 2001, $734,341 for fiscal year 2000, and $603,060 for fiscal year 1999.

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Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $186,966 for fiscal year 2001, $155,987 for fiscal year 2000, and $179,185 for fiscal year 1999.

Basis for board approving the investment advisory contract
Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o specific AEFC investment performance objectives to improve competitive rankings and consistency,
o management fees that provide shareholders with benefits of economy of scale as assets of the Fund increase and that are considered to be reasonable in light of the fees paid by similar funds in the industry,
o total expenses incurred by the Fund either at or only slightly above the median expenses of comparable funds,
o AEFC's objectives for an expanded fund group offering a wider range of investment options,
o the scope and quality of services received by shareholders from their personal financial advisors, and
o the reasonableness of the profitability AEFC derives from its mutual fund operations.


ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                        Annual rate at each asset level
First $1.0                                           0.030%
Next   0.5                                           0.027
Next   0.5                                           0.025
Next   0.5                                           0.022
Over   2.5                                           0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.030% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $64,657 for fiscal year 2001, $62,388 for fiscal year 2000, and $55,748 for fiscal year 1999.

Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.


TRANSFER AGENCY AGREEMENT
The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC earns a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $24 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


CUSTODIAN AGREEMENT
The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

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Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES
The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS
As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $79 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $219 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 financial advisors.

AXP(R) Tax-Free Money Fund
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FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                 Date of                 Form of          State of         Fiscal
Fund                                          organization            organization      organization      year end       Diversified
AXP(R) Bond Fund, Inc.                      6/27/74, 6/31/86*          Corporation          NV/MN           8/31             Yes
AXP(R) California Tax-Exempt Trust                    4/7/86        Business Trust**           MA           6/30
     AXP(R) California Tax-Exempt Fund                                                                                        No
AXP(R) Discovery Fund, Inc.                 4/29/81, 6/13/86*          Corporation          NV/MN           7/31             Yes
AXP(R) Equity Select Fund, Inc.**           3/18/57, 6/13/86*          Corporation          NV/MN          11/30             Yes
AXP(R) Extra Income Fund, Inc.                       8/17/83           Corporation             MN           5/31             Yes
AXP(R) Federal Income Fund, Inc.                     3/12/85           Corporation             MN           5/31             Yes
     AXP(R) U.S. Government Mortgage Fund                                                                                    Yes
AXP(R) Global Series, Inc.                          10/28/88           Corporation             MN          10/31
     AXP(R) Emerging Markets Fund                                                                                            Yes
     AXP(R) Global Balanced Fund                                                                                             Yes
     AXP(R) Global Bond Fund                                                                                                  No
     AXP(R) Global Growth Fund                                                                                               Yes
     AXP(R) Global Technology Fund***                                                                                        Yes
AXP(R) Growth Series, Inc.                  5/21/70, 6/13/86*          Corporation          NV/MN           7/31
     AXP(R) Growth Fund                                                                                                      Yes
     AXP(R) Research Opportunities Fund                                                                                      Yes
AXP(R) High Yield Tax-Exempt Fund, Inc.    12/21/78, 6/13/86*          Corporation          NV/MN          11/30             Yes
AXP(R) International Fund, Inc.                      7/18/84           Corporation             MN          10/31
     AXP(R) European Equity Fund                                                                                              No
     AXP(R) International Fund                                                                                               Yes
AXP(R) Investment Series, Inc.              1/18/40, 6/13/86*          Corporation          NV/MN           9/30
     AXP(R) Diversified Equity Income Fund                                                                                   Yes
     AXP(R) Mid Cap Value Fund                                                                                               Yes
     AXP(R) Mutual                                                                                                           Yes
AXP(R) Managed Series, Inc.                          10/9/84           Corporation             MN           9/30
     AXP(R) Managed Allocation Fund                                                                                          Yes
AXP(R) Market Advantage Series, Inc.                 8/25/89           Corporation             MN           1/31
     AXP(R) Blue Chip Advantage Fund                                                                                         Yes
     AXP(R) International Equity Index Fund                                                                                   No
     AXP(R) Mid Cap Index Fund                                                                                                No
     AXP(R) Nasdaq 100 Index Fund                                                                                             No
     AXP(R) S&P 500 Index Fund                                                                                                No
     AXP(R) Small Company Index Fund                                                                                         Yes
     AXP(R) Total Stock Market Index Fund                                                                                     No
AXP(R) Money Market Series, Inc.            8/22/75, 6/13/86*          Corporation          NV/MN           7/31
     AXP(R) Cash Management Fund                                                                                             Yes
AXP(R) New Dimensions Fund, Inc.            2/20/68, 6/13/86*          Corporation          NV/MN           7/31
     AXP(R) Growth Dimensions Fund                                                                                           Yes
     AXP(R) New Dimensions Fund                                                                                              Yes
AXP(R) Precious Metals Fund, Inc.                    10/5/84           Corporation             MN           3/31              No
AXP(R) Progressive Fund, Inc.               4/23/68, 6/13/86*          Corporation          NV/MN           9/30             Yes
AXP(R) Selective Fund, Inc.                 2/10/45, 6/13/86*          Corporation          NV/MN           5/31             Yes
AXP(R) Stock Fund, Inc.                     2/10/45, 6/13/86*          Corporation          NV/MN           9/30             Yes

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FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                 Date of                 Form of          State of         Fiscal
Fund                                          organization            organization      organization      year end       Diversified
AXP(R) Partners International Series, Inc.            5/9/01           Corporation             MN          10/31
     AXP(R) Partners International Aggressive Growth Fund                                                                    Yes
     AXP(R) Partners International Select Value Fund                                                                         Yes
AXP(R) Partners Series, Inc.                         3/20/01           Corporation             MN           5/31
     AXP(R) Partners Fundamental Value Fund                                                                                  Yes
     AXP(R) Partners Small Cap Value Fund                                                                                     No
     AXP(R) Partners Value Fund                                                                                              Yes
AXP(R) Special Tax-Exempt Series Trust                4/7/86        Business Trust**           MA           6/30
     AXP(R) Insured Tax-Exempt Fund                                                                                          Yes
     AXP(R) Massachusetts Tax-Exempt Fund                                                                                     No
     AXP(R) Michigan Tax-Exempt Fund                                                                                          No
     AXP(R) Minnesota Tax-Exempt Fund                                                                                         No
     AXP(R) New York Tax-Exempt Fund                                                                                          No
     AXP(R) Ohio Tax-Exempt Fund                                                                                              No
AXP(R) Strategy Series, Inc.                         1/24/84           Corporation             MN           3/31
     AXP(R) Equity Value Fund                                                                                                Yes
     AXP(R) Focused Growth Fund***                                                                                            No
     AXP(R) Partners Small Cap Growth Fund***                                                                                Yes
     AXP(R) Small Cap Advantage Fund                                                                                         Yes
     AXP(R) Strategy Aggressive Fund                                                                                         Yes
AXP(R) Tax-Exempt Series, Inc.              9/30/76, 6/13/86*          Corporation          NV/MN          11/30
     AXP(R) Intermediate Tax-Exempt Fund                                                                                     Yes
     AXP(R) Tax-Exempt Bond Fund                                                                                             Yes
AXP(R) Tax-Free Money Fund, Inc.            2/29/80, 6/13/86*          Corporation          NV/MN          12/31             Yes
AXP(R) Utilities Fund, Inc.***                       3/25/88           Corporation             MN           6/30             Yes

  * Date merged into a Minnesota corporation incorporated on 4/7/86.
 ** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.
*** Effective February 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R)
    Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund changed its name to AXP(R) Utilities Fund.

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Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 74 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past 5 years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
H. Brewster Atwater, Jr.           Board member since     Retired chair and                             Board Effectiveness,
4900 IDS Tower                     1996                   chief executive                               Executive,
Minneapolis, MN 55402                                     officer, General                              Investment Review
Born in 1931                                              Mills, Inc.
                                                          (consumer foods)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Arne H. Carlson                    Chair of the Board     Chair, Board                                  Joint Audit,
901 S. Marquette Ave.              since 1999             Services Corporation                          Contracts,
Minneapolis, MN 55402                                     (provides                                     Executive,
Born in 1934                                              administrative                                Investment Review,
                                                          services to boards),                          Board Effectiveness
                                                          former Governor of
                                                          Minnesota
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Lynne V. Cheney                    Board member since     Distinguished          The Reader's Digest    Joint Audit,
American Enterprise                1994                   Fellow, AEI            Association Inc.       Contracts
Institute for Public Policy
Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Livio D. DeSimone                  Board member since     Retired chair of the   Cargill,               Joint Audit,
30 Seventh Street East             2001                   board and chief        Incorporated           Contracts
Suite 3050                                                executive officer,     (commodity merchants
St. Paul, MN 55101-4901                                   Minnesota Mining and   and processors),
Born in 1936                                              Manufacturing (3M)     Target Corporation
                                                                                 (department stores),
                                                                                 General Mills, Inc.
                                                                                 (consumer foods),
                                                                                 Vulcan Materials
                                                                                 Company
                                                                                 (construction
                                                                                 materials/
                                                                                 chemicals) and
                                                                                 Milliken & Company
                                                                                 (textiles and
                                                                                 chemicals)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Ira D. Hall                        Board member since     Private investor;                             Contracts,
Texaco, Inc.                       2001                   formerly with Texaco                          Investment Review
2000 Westchester Avenue                                   Inc., treasurer,
White Plains, NY 10650                                    1999-2001 and
Born in 1944                                              general manager,
                                                          alliance management
                                                          operations,
                                                          1998-1999. Prior to
                                                          that, director,
                                                          International
                                                          Operations IBM Corp.
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Heinz F. Hutter                    Board member since     Retired president                             Board Effectiveness,
P.O. Box 2187                      1994                   and chief operating                           Executive,
Minneapolis, MN 55402                                     officer, Cargill,                             Investment Review
Born in 1929                                              Incorporated
                                                          (commodity merchants
                                                          and processors)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Anne P. Jones                      Board member since     Attorney and           Motorola, Inc.         Joint Audit, Board
5716 Bent Branch Rd.               1985                   consultant             (electronics)          Effectiveness,
Bethesda, MD 20816                                                                                      Executive
Born in 1935
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William R. Pearce                  Board member since     RII Weyerhaeuser                              Executive,
2050 One Financial Plaza           1980                   World Timberfund,                             Investment Review,
Minneapolis, MN 55402                                     L.P. (develops                                Board Effectiveness
Born in 1927                                              timber resources)--
                                                          management
                                                          committee; former
                                                          chair, American
                                                          Express Funds
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Alan K. Simpson                    Board member since     Former three-term      Biogen, Inc.           Joint Audit,
1201 Sunshine Ave.                 1997                   United States          (bio-pharmaceuticals)  Contracts
Cody, WY 82414                                            Senator for Wyoming
Born in 1931
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
C. Angus Wurtele                   Board member since     Retired chair of the   Bemis Corporation      Contracts,
4900 IDS Tower                     1994                   board and chief        (packaging)            Executive,
Minneapolis, MN 55402                                     executive officer,                            Investment Review
Born in 1934                                              The Valspar
                                                          Corporation
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

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Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past 5 years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
David R. Hubers                    Board member since     Retired chief          Chronimed Inc.
50643 AXP Financial Center         1993                   executive officer      (specialty
Minneapolis, MN 55474                                     and director of AEFC   pharmaceutical
Born in 1943                                                                     distribution), RTW
                                                                                 Inc. (manages
                                                                                 worker's
                                                                                 compensation
                                                                                 programs), Lawson
                                                                                 Software, Inc.
                                                                                 (technology based
                                                                                 business
                                                                                 applications)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John R. Thomas                     Board member since     Senior vice
50652 AXP Financial Center         1987, president        president -
Minneapolis, MN 55474              since 1997             information and
Born in 1937                                              technology of AEFC
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William F. Truscott                Board member since     Senior vice
53600 AXP Financial Center         2001, vice president   president - chief
Minneapolis, MN 55474              since 2002             investment officer
Born in 1960                                              of AEFC; former
                                                          chief investment
                                                          officer and managing
                                                          director, Zurich
                                                          Scudder Investments
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past 5 years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John M. Knight                     Treasurer since 1999   Vice president -
50005 AXP Financial Center                                investment
Minneapolis, MN 55474                                     accounting of AEFC
Born in 1952
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Leslie L. Ogg                      Vice president,        President of Board
901 S. Marquette Ave.              general counsel, and   Services Corporation
Minneapolis, MN 55402              secretary since 1978
Born in 1938
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Responsibilities of board with respect to Fund's management
The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work
Executive Committee -- Acts for the board between meetings of the board. The committee held three meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, issues, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held three meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

AXP(R) Tax-Free Money Fund
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Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held two meetings during the last fiscal year.

Directors' holdings
The following table shows the Fund Directors' ownership of American Express
Funds.

Dollar range of equity securities beneficially owned on December 31, 2001 Based on net asset values as of December 31, 2001

                                                                    Aggregate dollar range of
                                                                    equity securities of all
                                 Dollar range of                     American Express Funds
                                equity securities               [Registered Investment Companies]
Name of Director           in AXP Tax-Free Money Fund                 overseen by Director
                                     Range                                   Range
H. Brewster Atwater, Jr.              None                                Over $100,000
Arne H. Carlson                       None                              $50,001-$100,000
Lynn V. Cheney                        None                                Over $100,000
Livio D. DeSimone                     None                                Over $100,000
Ira D. Hall                           None                                Over $100,000
David R. Hubers                   Over $100,000                           Over $100,000
Heinz F. Hutter                       None                                Over $100,000
Anne P. Jones                         None                                Over $100,000
William R. Pearce                $10,001-$50,000                          Over $100,000
Alan K. Simpson                       None                                Over $100,000
John R. Thomas                    Over $100,000                           Over $100,000
C. Angus Wurtele                      None                                Over $100,000

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Compensation for Board Members


During the most recent fiscal year, the independent members of the Fund board, for attending up to 31 meetings, received the following compensation:


Compensation Table

                                                            Total cash compensation from
                                 Aggregate                   American Express Funds and
Board member*            compensation from the Fund         Preferred Master Trust Group

H. Brewster Atwater, Jr.          $1,215                              $138,300
Lynne V. Cheney                    1,000                               121,500
Livio D. DeSimone                    800                               106,000
Ira D. Hall                        1,050                               125,400
Heinz F. Hutter                    1,215                               138,500
Anne P. Jones                      1,315                               145,850
William R. Pearce                  1,250                               141,350
Alan K. Simpson                      900                               113,850
C. Angus Wurtele                   1,115                               130,350

* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Independent Auditors


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

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Appendix

DESCRIPTION OF RATINGS
Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.
o   Nature of and provisions of the obligation.
o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

AXP(R) Tax-Free Money Fund
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Moody's Long-Term Debt Ratings
Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS
Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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Standard & Poor's Note Ratings
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
      (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's
Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                                                              S-6433-20 W (3/02)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP TAX-FREE MONEY FUND, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Tax-Free Money Fund, Inc. as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2001 and the financial highlights for each of the years in the five-year period ended December 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Tax-Free Money Fund, Inc. as of December 31, 2001, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
February 1, 2002

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10 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund, Inc.

Dec. 31, 2001
Assets
Investments in securities, at value (Note 1)
   (identified cost $206,491,000)                                                                      $206,491,000
Cash in bank on demand deposit                                                                               22,182
Accrued interest receivable                                                                                 607,596
Receivable for investment securities sold                                                                   100,092
                                                                                                            -------
Total assets                                                                                            207,220,870
                                                                                                        -----------

Liabilities
Dividends payable to shareholders                                                                            77,869
Accrued investment management services fee                                                                    6,109
Accrued transfer agency fee                                                                                   1,583
Accrued administrative services fee                                                                             509
Other accrued expenses                                                                                       34,676
                                                                                                             ------
Total liabilities                                                                                           120,746
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                     $207,100,124
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $ 2,071,054
Additional paid-in capital                                                                              205,033,068
Undistributed net investment income                                                                              46
Accumulated net realized gain (loss)                                                                         (4,044)
                                                                                                             ------
Total -- representing net assets applicable to outstanding capital stock                               $207,100,124
                                                                                                       ============
Shares outstanding                                                                                      207,105,427
                                                                                                        -----------
Net asset value per share of outstanding capital stock                                                       $ 1.00
                                                                                                             ------

See accompanying notes to financial statements.

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11 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Statement of operations
AXP Tax-Free Money Fund, Inc.

Year ended Dec. 31, 2001
Investment income
Income:
Interest                                                                                                 $5,660,467
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                          740,954
Transfer agency fee                                                                                         191,322
Administrative services fees and expenses                                                                    64,657
Compensation of board members                                                                                 9,860
Custodian fees                                                                                               33,682
Printing and postage                                                                                         87,801
Registration fees                                                                                            63,637
Audit fees                                                                                                   22,000
Other                                                                                                         2,718
                                                                                                              -----
Total expenses                                                                                            1,216,631
   Earnings credits on cash balances (Note 2)                                                               (32,732)
                                                                                                            -------
Total net expenses                                                                                        1,183,899
                                                                                                          ---------
Investment income (loss) -- net                                                                           4,476,568
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                          $4,476,568
                                                                                                         ==========

See accompanying notes to financial statements.

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12 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Tax-Free Money Fund, Inc.

Year ended Dec. 31,                                                                      2001                  2000
Operations and distributions
Investment income (loss) -- net                                                   $ 4,476,568           $ 7,054,519
Net realized gain (loss) on investments                                                    --                  (166)
                                                                                        -----                  ----
Net increase (decrease) in net assets resulting from operations                     4,476,568             7,054,353
                                                                                    ---------             ---------
Distributions to shareholders from:
   Net investment income                                                           (4,476,522)           (7,054,519)
                                                                                   ----------            ----------
Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                     353,875,668           453,160,022
Net asset value of shares issued in reinvestment of distributions                   4,490,405             6,790,562
Payments for redemptions of shares                                               (377,796,331)         (439,848,095)
                                                                                 ------------          ------------
Increase (decrease) in net assets from capital share transactions                 (19,430,258)           20,102,489
                                                                                  -----------            ----------
Total increase (decrease) in net assets                                           (19,430,212)           20,102,323
Net assets at beginning of year                                                   226,530,336           206,428,013
                                                                                  -----------           -----------
Net assets at end of year                                                       $ 207,100,124         $ 226,530,336
                                                                                =============         =============
Undistributed net investment income                                                      $ 46                   $--
                                                                                         ----                   ---

See accompanying notes to financial statements.

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13 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Notes to Financial Statements
AXP Tax-Free Money Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended), as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $24 per shareholder account for this service.

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14 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

During the year ended Dec. 31, 2001, the Fund's custodian and transfer agency fees were reduced by $32,732 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities aggregated $915,204,234 and $934,050,000 respectively, for the year ended Dec. 31, 2001. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Dec. 31, 2001.

5. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)

Fiscal period ended Dec. 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .02          .03          .03          .03          .03
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.02)        (.03)        (.03)        (.03)        (.03)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                            $207         $227         $206         $173         $152
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(b)                   .59%         .59%         .59%         .54%         .55%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       2.17%        3.45%        2.64%        2.93%        3.13%
                                                                  ----         ----         ----         ----         ----
Total return                                                      2.21%        3.50%        2.68%        2.94%        3.18%
                                                                  ----         ----         ----         ----         ----

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

--------------------------------------------------------------------------------
15 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Investments in Securities
AXP Tax-Free Money Fund, Inc.

Dec. 31, 2001
(Percentages represent value of investments compared to net assets)

Municipal notes
Issuer(b)                 Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity
Alabama (1.6%)
Columbia Industrial Development
     Pollution Control Revenue Bonds
     (Alabama Power) V.R. Series 1995E
         10-01-22               1.90%             $3,400,000(c)       $3,400,000

Alaska (0.1%)
Valdez Marine Terminal Revenue Bonds
     (Exxon Pipeline) V.R. Series 1993A
         12-01-33               1.85                 200,000(c)          200,000

Arizona (4.6%)
Salt River Agricultural Improvement & Power
     District C.P. Series 2002A
         01-10-02               1.75               1,000,000           1,000,000
         01-14-02               1.95               3,000,000           3,000,000
         01-17-02               2.55               2,000,000           2,000,000
         02-12-02               1.40               2,000,000           2,000,000
Salt River Agricultural Improvement & Power
     District C.P. Series 2002B
         01-10-02               1.75               1,000,000           1,000,000
         01-15-02               1.65                 500,000             500,000
Total                                                                  9,500,000

California (3.6%)
State R.A.N. Series 2001
         06-28-02               3.23               2,500,000           2,512,350
State R.A.N. V.R. Series 2001C
         06-28-02               1.55               5,000,000(c)        5,000,000
Total                                                                  7,512,350

Colorado (2.4%)
State Health Facilities Authority Revenue Bonds
     (Lenoir) V.R. Series 2001A
         02-15-31               1.60               5,000,000(c)        5,000,000

District of Columbia (3.4%)
American Red Cross Revenue Bonds
     (Banc One) C.P. Series 2000
         01-04-02               1.45               2,000,000           2,000,000
         01-15-02               1.40               2,000,000           2,000,000
         01-15-02               1.65               2,000,000           2,000,000
         02-08-02               1.45               1,000,000           1,000,000
Total                                                                  7,000,000

Florida (0.5%)
Halifax Hospital Medical Center T.A.N.
     Series 2001
         03-15-02               3.75               1,000,000           1,000,870

Georgia (1.9%)
Metropolitan Atlanta Rapid Transit Authority
     Sales Tax Revenue Bonds V.R. Series 2000A
         07-01-25               1.65               4,000,000(c)        4,000,000

Illinois (3.1%)
Chicago General Obligation Tender Notes V.R.
     Series 1997
         01-01-12               1.55               1,900,000(c)        1,900,000
Chicago Water Revenue Bonds
     2nd Lien V.R. Series 1999
         11-01-30               1.55               4,600,000(c)        4,600,000
Total                                                                  6,500,000

Indiana (5.8%)
Marion Economic Development Revenue Bonds
     (Wesleyan University) V.R. Series 2000
         06-01-30               1.65              12,100,000(c)       12,100,000

Iowa (1.5%)
State T.R.A.N. Series 2001
         06-27-02               2.98               3,000,000           3,016,606

Kentucky (2.0%)
Kenton County Airport Facility Revenue Bonds
     V.R. Series 2000B
         10-01-30               1.65               4,200,000(c)        4,200,000

Maryland (9.7%)
Montgomery County C.P. B.A.N. Series 1995
         01-04-02               1.45               1,300,000           1,300,000
         01-10-02               1.45               1,200,000           1,200,000
         01-17-02               2.55               5,000,000           5,000,000
         02-08-02               2.00               2,000,000           2,000,000
State Economic Development Revenue Bonds
     (CHF-College Park) V.R. Series 2000A
         06-01-32               1.65              10,325,000(c)       10,325,000
Total                                                                 19,825,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Issuer(b)                 Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity
Michigan (1.8%)
Regents of the University Hospital Revenue Bonds
     V.R. Series 1995A
         12-01-27               1.90%             $1,600,000(c)       $1,600,000
Regents of the University Hospital Revenue Bonds
     (Medical Service Plan) V.R. Series 1995A
         12-01-27               1.90                 100,000(c)          100,000
Regents of the University of Michigan
     C.P. Series 2002C
         01-07-02               1.40               1,000,000           1,000,000
University Hospital Refunding Revenue Bonds
     V.R. Series 1992A
         12-01-19               1.90               1,100,000(c)        1,100,000
Total                                                                  3,800,000

Minnesota (4.3%)
Cohasset Revenue Bonds (Minnesota Power & Light)
     V.R.D.N. Series 1997A
         06-01-20               1.95                 400,000(c)          400,000
Rochester Health Care Facility Revenue Bonds
     (Mayo Clinic) C.P. Series 1988F
         01-09-02               2.00               1,500,000           1,500,000
Rochester Health Care Facility Revenue Bonds
     (Mayo Clinic) C.P. Series 1992B
         01-22-02               1.85               1,000,000           1,000,000
         02-11-02               1.70               2,000,000           2,000,000
Southern Minnesota Municipal Power C.P.
     Series 2002B
         01-11-02               1.70               1,000,000           1,000,000
         01-18-02               1.65               3,000,000           3,000,000
Total                                                                  8,900,000

Mississippi (0.8%)
Jackson County Pollution Control Revenue Bonds
     (Chevron) V.R.
         12-01-16               1.85               1,760,000(c)        1,760,000

Missouri (2.3%)
State Health & Educational Facilities Authority
     Revenue Bonds (St. Louis University) V.R.
     Series 1999A
         10-01-09               2.00                 700,000(c)          700,000
State Health & Educational Facilities Authority
     Revenue Bonds (St. Louis University) V.R.
     Series 1999B
         10-01-24               2.00               4,000,000(c)        4,000,000
Total                                                                  4,700,000

Nebraska (1.9%)
State Public Power District C.P. Series 2000A
         01-08-02               2.50               4,000,000           4,000,000

Nevada (1.2%)
Clark County Highway Revenue Bonds C.P.
     Series 2002A
         02-14-02               1.65               2,000,000           2,000,000
Clark County Highway Revenue Bonds C.P.
     Series 2002B
         02-15-02               1.65                 500,000             500,000
Total                                                                  2,500,000

New Hampshire (3.4%)
State C.P. Series A
         02-06-02               1.75               2,000,000           2,000,000
         02-13-02               1.40               1,000,000           1,000,000
         02-13-02               1.45               2,000,000           2,000,000
         02-13-02               1.50               2,000,000           2,000,000
Total                                                                  7,000,000

New Mexico (0.6%)
Farmington Pollution Control Revenue Bonds
     (Arizona Public Service) V.R. Series 1994B
         09-01-24               1.85               1,300,000(c)        1,300,000

Ohio (0.1%)
State Air Quality Development Revenue Bonds
     (Cincinnati Gas & Electric) V.R. Series 1995A
         09-01-30               1.90                 300,000(c)          300,000

Pennsylvania (7.6%)
Harrisburg Authority Revenue Bonds
     V.R. Series 2001
         03-01-34               1.66              15,800,000(c)       15,800,000

Puerto Rico (2.2%)
Commonwealth of Puerto Rico T.R.A.N.
     Series 2001
         07-30-02               2.98               2,500,000           2,513,051
         07-30-02               2.99               2,000,000           2,009,296
Total                                                                  4,522,347

South Carolina (3.9%)
State Public Service Authority C.P. Series 2002
         01-07-02               1.65               3,000,000           3,000,000
         02-21-02               1.50               2,500,000           2,500,000
         02-28-02               1.50               2,500,000           2,500,000
Total                                                                  8,000,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Issuer(b)                 Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Tennessee (2.9%)
Knoxville B.A.N. Series 2001
         06-01-02               3.48%             $2,500,000          $2,510,988
Shelby County B.A.N. C.P. Series 2000A
         01-10-02               1.45               1,000,000           1,000,000
Shelby County T.A.N. V.R. Series 2001A
         06-28-02               1.65               2,500,000(c)        2,500,000
Total                                                                  6,010,988

Texas (11.6%)
Dallas Area Rapid Transit C.P. Series 2000C
         01-16-02               2.55               1,000,000           1,000,000
         02-06-02               1.45               1,000,000           1,000,000
Gulf Coast Waste Disposal Authority
     Pollution Control Refunding Revenue Bonds
     (Amoco) V.R. Series 1992
         10-01-17               1.85                 700,000(c)          700,000
Harris County General Obligation C.P. Series A-1
         01-07-02               1.60               1,000,000           1,000,000
         01-09-02               1.45               1,000,000           1,000,000
         01-09-02               1.65               2,000,000           2,000,000
Harris County General Obligation C.P. Series D-1
         02-04-02               1.35               1,500,000           1,500,000
         02-05-02               1.40               2,000,000           2,000,000
         02-06-02               1.40               2,000,000           2,000,000
Lower Colorado River C.P. Series A
         02-07-02               2.05               4,000,000           4,000,000
State T.R.A.N. Series A
         08-29-02               3.71               2,500,000           2,529,429
         08-29-02               3.72               5,000,000           5,041,515
Total                                                                 23,770,944

Utah (3.1%)
Intermountain Power Agency
     (Power Supply Service) C.P. Series 1985F
         01-08-02               1.45               1,400,000           1,400,000
         01-11-02               1.70               2,500,000           2,500,000
         02-12-02               1.45               1,500,000           1,500,000
Intermountain Power Agency
     (Power Supply Service) C.P. Series F2
         02-12-02               1.45               1,000,000           1,000,000
Total                                                                  6,400,000

Virginia (6.7%)
Chesapeake Hospital Revenue Bonds
     (Chesapeake General Hospital)
     V.R. Series 2001A
         07-01-31               1.60               7,855,000(c)        7,855,000
Roanoke Hospital Revenue Bonds
     (Carilion Health System) V.R. Series 1997A
         07-01-27               1.90               3,000,000(c)        3,000,000
Williamsburg Industrial Development Authority
     Revenue Bonds (Colonial Willamsburg) V.R.
     Series 1993
         11-01-35               1.60               3,000,000(c)        3,000,000
Total                                                                 13,855,000

Washington (2.9%)
Port of Seattle Revenue Bonds
     V.R. Series 1999A
         09-01-24               1.80               6,000,000(c)        6,000,000

Wisconsin (1.2%)
Milwaukee B.A.N. Series 2001
         08-29-02               3.48               2,500,000           2,516,895

Wyoming (1.0%)
Kemmerer Pollution Control Revenue Bonds
     (Exxon) V.R. Series 1984
         11-01-14               1.80                 100,000(c)          100,000
Lincoln County Pollution Control Revenue Bonds
     (Exxon) V.R. Series 1984B
         11-01-14               1.80               2,000,000(c)        2,000,000
Total                                                                  2,100,000

Total investments in securities
(Cost: $206,491,000)(d)                                             $206,491,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate
     V.R.D.N.  --  Variable Rate Demand Note

(c) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.
(d) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2001.

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19 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

AXP Tax-Free Money Fund, Inc.
Fiscal year ended Dec. 31, 2001

Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Jan. 26, 2001                                                           $0.00317
Feb. 26, 2001                                                            0.00255
March 26, 2001                                                           0.00199
April 26, 2001                                                           0.00248
May 24, 2001                                                             0.00214
June 26, 2001                                                            0.00210
July 26, 2001                                                            0.00160
Aug. 27, 2001                                                            0.00163
Sept. 26, 2001                                                           0.00144
Oct. 26, 2001                                                            0.00134
Nov. 26, 2001                                                            0.00119
Dec. 20, 2001                                                            0.00073
Total distributions                                                     $0.02236

Source of distributions
100% of tax-exempt interest dividends during the year ended Dec. 31, 2001, were derived exclusively from interest on tax-exempt securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

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20 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2001 are listed below.

Alabama                  0.330%         Nevada                   3.570%
Alaska                   0.310          New Mexico               0.190
Arizona                  4.960          New Hampshire            1.350
California               0.400          New York                 0.790
Colorado                 0.650          North Carolina           1.890
Florida                  0.660          Ohio                     0.300
Georgia                  3.550          Pennsylvania             5.050
Illinois                 3.850          Puerto Rico              0.220
Indiana                  8.830          South Carolina           3.480
Iowa                     0.930          Tennessee                1.290
Kentucky                 3.790          Texas                   13.810
Maryland                 5.980          Utah                     4.100
Massachusetts            0.090          Virginia                 3.510
Michigan                 2.570          Washington               5.420
Minnesota                7.330          Washington, D.C.         3.550
Mississippi              0.070          Wisconsin                0.270
Missouri                 3.520          Wyoming                  0.800
Nebraska                 2.590

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21 AXP TAX-FREE MONEY FUND -- ANNUAL REPORT

AXP Tax-Free Money Fund                                           PRSRT STD AUTO
70100 AXP Financial Center                                         U.S. POSTAGE
Minneapolis, MN 55474                                                  PAID
                                                                     AMERICAN
americanexpress.com                                                   EXPRESS

Ticker Symbol
Class A: ITFXX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6433 W (3/02)

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)(1)    Articles  of   Incorporation   as  amended  October  17,  1988,  filed
          electronically as Exhibit 1 to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, are incorporated by reference.

(a)(2) Articles of Amendment dated June 16, 1999, filed electronically as exhibit (a)(2) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-66868 filed on or about Feb. 29, 2000 is incorporated by reference.

(b) By-laws as amended January 11, 2001, filed electronically as Exhibit 2 to Post-Effective Amendment No. 35 to Registration Statement No. 2-66868, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-66868, is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation dated July 1, 1999, filed electronically as exhibit (d) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-66868, filed on or about Feb. 29, 2000, is incorporated by reference.

(e) Distribution Agreement between Registrant and American Express Financial Advisors Inc. dated July 8, 1999, filed electronically as exhibit (e) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-66868, filed on or about Feb. 29, 2000, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated November 1, 1988, filed electronically as Exhibit 8 to Post-Effective Amendment No. 29, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(d) to Post-Effective Amendment No. 29, is incorporated by reference.

(h)(2) License Agreement, dated January 25, 1988, between the Registrant and IDS Financial Corporation, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, is incorporated herein by reference.

(h)(3)    Plan  and   Agreement  of  Merger,   dated  April  10,   1986,   filed
          electronically as Exhibit 9(a) to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated by reference.

(h)(4) Transfer Agency Agreement between Registrant and American Express Client Service Corporation dated May 10, 2001, is filed electronically herewith.

(h)(5) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company, filed electronically on or about
          September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent Auditors' Consent is filed electronically herewith.

(k)       Omitted Financial Statements:      Not Applicable.

(l)       Initial Capital Agreements:        Not Applicable.

(m) Plan and Supplemental Agreement of Distribution between Registrant and IDS Financial Corporation dated Jan. 1, 1987, filed electronically as
          Exhibit 15 to Post-Effective Amendment No. 13 to Registration Statement No. 2-66868, is incorporated by reference.

(n)       Financial Data Schedule.       Not applicable.

(o)(1) Directors' Power of Attorney to sign amendments to this Registration Statement dated Jan. 9, 2002, is filed electronically herewith.

(o)(2) Officers' Power of Attorney to sign amendments to this Registration Statement dated Jan. 9, 2002, is filed electronically herewith.

(o)(3) Form of Directors/Trustees Power of Attorney to sign amendments to this Registration Statement filed electronically as Exhibit (o)(3) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(o)(4) Form of Officers Power of Attorney to sign amendments to this Registration Statement filed electronically as Exhibit (o)(4) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          None

Item 25.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address                 Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial   70100 AXP Financial Center   Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Variable       Assurance Company            P.O. Box 5555
Annuities                                                    Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director and Chairman of the Board
                                Insurance Company            Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Vice President - Annuities
                                Advisors Inc.                Minneapolis, MN  55474

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company   70100 AXP Financial Center   Director and Executive Vice President -
                                                             Minneapolis, MN  55474       Assured Assets

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director, Chairman of the Board,
                                                                                          President and Chief Executive
                                                                                          Officer

                                IDS Life Variable Annuity                                 Manager, Chairman of the Board,
                                Funds A & B                                               President and Chief Executive Officer

Ward D. Armstrong               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Retirement Services
Retirement Services

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

John M. Baker                   American Express Financial   70100 AXP Financial Center   Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                Minneapolis, MN  55474       Sponsor Services
Services

                                American Express Trust                                    Senior Vice President
                                Company

Dudley Barksdale                American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55474       Development
Development

Joseph M. Barsky III            American Express Financial   70100 AXP Financial Center   Vice President - Mutual
Vice President - Mutual Fund    Advisors Inc.                Minneapolis, MN 55474        Fund Equities
Equities


Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director and President
Vice President - Risk           Assurance Company            P.O. Box 5555
Management Products                                          Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Advisors Inc.                Minneapolis, MN  55474       Management Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Indiana Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Oregon Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company   70100 AXP Financial Center   Director and President
                                                             Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Manager
                                Funds A & B                  Minneapolis, MN  55474

Walter S. Berman                American Express Financial   70100 AXP Financial Center   Director, Senior Vice President
Director, Senior Vice President Advisors Inc.                Minneapolis, MN  55474       and Chief Financial Officer
and Chief Financial Officer

Douglas W. Brewers              American Express Financial   70100 AXP Financial Center   Vice President - Sales
Vice President - Sales Support  Advisors Inc.                Minneapolis, MN  55474       Support

Mike Burton                     American Express Financial   70100 AXP Financial Center   Vice President - Compliance
Vice President - Compliance     Advisors Inc.                Minneapolis, MN  55474

Kenneth I. Chenaut              American Express Company     American Express Tower       President and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company       70100 AXP Financial Center   Director, President and Chief
Vice President and General                                   Minneapolis, MN 55474        Executive Officer
Manager - IDS Property
Casualty                        American Express Financial   70100 AXP Financial Center   Vice President and General
                                Advisors Inc.                Minneapolis, MN  55474       Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115

Paul A. Connolly                American Express Financial   70100 AXP Financial Center   Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                Minneapolis, MN  55474       Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial   70100 AXP Financial Center   Director, Chairman, President and
Director, Chairman of           Advisors Inc.                Minneapolis, MN  55474       Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel
                                American Express Financial                                Executive Representative
                                Advisors Japan Inc.

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Communications
Communications

Gordon M. Fines                 American Express Asset       70100 AXP Financial Center   Senior Vice President and
Vice President - Mutual Fund    Management Group Inc.        Minneapolis, MN 55474        Chief Investment Officer
Equity Investments

                                American Express Financial   70100 AXP Financial Center   Vice President - Mutual
                                Advisors Inc.                Minneapolis, MN  55474       Fund Equity Investments

Peter A. Gallus                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors Inc.                Minneapolis, MN  55474       Investment Administration
Administration
                                American Express Financial   70100 AXP Financial Center   Vice President and Chief
                                Advisors Japan Inc.          Minneapolis, MN  55474       Financial Officer

                                IDS Capital Holdings, Inc.                                Vice President and Controller

Derek M. Gledhill               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Integrated     Advisors Inc.                Minneapolis, MN  55474       Integrated Financial
Financial Services Field                                                                  Services Field
Implementation                                                                            Implementation

Teresa A. Hanratty              American Express Financial   70100 AXP Financial Center   Senior Vice
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company       70100 AXP Financial Center   Vice President -
Vice President - Insurance                                   Minneapolis, MN 55474        Investments
Investments

                                American Centurion Life      20 Madison Ave. Extension    Vice President
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President
                                Insurance Company            Minneapolis, MN  55474

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Advisors Inc.                Minneapolis, MN  55474       Investments

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President

                                American Express Certificate                              Vice President - Investments
                                Company

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President - Investments
                                                             Minneapolis, MN  55474

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President - Investments
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President - Investments
                                Funds A and B                Minneapolis, MN  55474

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

Janis K. Heaney                 American Express Financial   70100 AXP Financial Center   Vice President - Incentive
Vice President - Incentive      Advisors Inc.                Minneapolis, MN  55474       Management
Management

Brian M. Heath                  American Express Financial   70100 AXP Financial Center   Senior Vice President and
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474       General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Express Financial   70100 AXP Financial Center   Vice President - Third
                                Advisors Inc.                Minneapolis, MN  55474       Party Distribution


                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Darryl G. Horsman               American Express Trust       70100 AXP Financial Center   Director, President and Chief
Vice President - Product        Company                      Minneapolis, MN 55474        Executive Officer
Development and Technology,
American Express Retirement     American Express Asset                                    Vice President
Services                        Management International
                                Inc.

Claire Huang                    American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55474       Relationship Leader
Leader

James M. Jensen                 American Express Financial   70100 AXP Financial Center   Vice President - Advice
Vice President - Advice and     Advisors Inc.                Minneapolis, MN  55474       and Retail Distribution
Retail Distribution Group,                                                                Group, Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Greg Johnson                    American Express Financial   70100 AXP Financial Center   Vice President - Advisory
Vice President - Advisory       Advisors Inc.                Minneapolis, MN  55474       Planning and Analysis
Planning and Analysis

Nancy E. Jones                  American Express Financial   70100 AXP Financial Center   Vice President - Business
Vice President - Business       Advisors Inc.                Minneapolis, MN  55474       Development
Development

                                American Express Service                                  Vice President - Business
                                Corporation                                               Development

John C. Junek                   American Express Financial   70100 AXP Financial Center   Senior Vice President and
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474       General Counsel
and General Counsel
                                American Express Financial   70100 AXP Financial Center   Vice President
                                Advisors Japan Inc.          Minneapolis, MN  55474

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Real Estate                                           Vice President
                                Services, Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial   70100 AXP Financial Center   Vice President - Retail
Vice President - Retail         Advisors Inc.                Minneapolis, MN  55474       Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

John M. Knight                  American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors                     Minneapolis, MN  55474       Investment Accounting
Accounting

Claire Kolmodin                 American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55474       Quality
Quality

Bruce G. Lamo                   American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Institutional Products
Institutional Products

Lori J. Larson                  American Express Financial   70100 AXP Financial Center   Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                Minneapolis, MN  55474       and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial   70100 AXP Financial Center   Vice President and Chief
Vice President and Chief        Advisors Inc.                Minneapolis, MN  55474       U.S. Economist
U.S. Economist

David C. Laurent                American Express Financial   70100 AXP Financial Center   Vice President - Compliance
Vice President - Compliance     Advisors Inc.                Minneapolis, MN  55474       Shared Services
Shared Services

Jane W. Lee                     American Express Financial   70100 AXP Financial Center   Vice President - New
Vice President - New Business   Advisors Inc.                Minneapolis, MN  55474       Business Development and
Development and Marketing                                                                 Marketing

Steve Lobo                      American Express Financial   70100 AXP Financial Center   Vice President - Investment
Vice President - Investment     Advisors Inc.                Minneapolis, MN  55474       Risk Products
Risk Management
                                Advisory Capital             70100 AXP Financial Center   Vice President and Treasurer
                                Partners LLC                 Minneapolis, MN  55474

                                Advisory Capital Strategies  70100 AXP Financial Center   Vice President and Treasurer
                                Group Inc.                   Minneapolis, MN  55474

Diane D. Lyngstad               American Express Financial   70100 AXP Financial Center   Vice President - Lead
Vice President - Lead           Advisors Inc.                Minneapolis, MN  55474       Financial Officer,
Financial Officer,                                                                        U.S. Retail
U.S. Retail

Tom Mahowald                    American Express Financial   70100 AXP Financial Center   Vice President and Director of
Vice President and Director of  Advisors Inc.                Minneapolis, MN  55474       Equity Research
Equity Research

Timothy J. Masek                American Express Financial   70100 AXP Financial Center   Vice President and Director
Vice President and Director     Advisors Inc.                Minneapolis, MN  55474       of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial   70100 AXP Financial Center   Vice President - Business
Vice President - Business       Advisors Inc.                Minneapolis, MN  55474       Transformation
Transformation

Sarah M. McKenzie               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Wrap and Trust Products
Wrap and Trust Products
                                American Express Personal                                 Director
                                Trust Services, FSB

Paula R. Meyer                  American Express Financial   70100 AXP Financial Center   Vice President - Mutual
Vice President - Mutual Funds   Advisors Inc.                Minneapolis, MN  55474       Funds

                                American Express Certificate                              Director, President and Chief
                                Company                                                   Executive Officer

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client      70100 AXP Financial Center   Director, Chairman, President
Executive Vice President -      Service Corporation          Minneapolis, MN 55474        and Chief Executive Officer
U.S. Retail Group
                                American Express Financial   70100 AXP Financial Center   Executive Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       U.S. Retail Group

                                IDS Life Insurance Company   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

Francois B. Odouard             American Express Financial   70100 AXP Financial Center   Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474



Michael J. O'Keefe              American Express Financial   70100 AXP Financial Center   Vice President - Advisory
Vice President - Advisory       Advisors Inc.                Minneapolis, MN  55474       Business Systems
Business Systems

Carla P. Pavone                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Product        Advisors Inc.                Minneapolis, MN  55474       Business Development
Business Development

Kris Petersen                   American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Non-proprietary Products
Non-proprietary Products

                                IDS Cable Corporation                                     Director, President and Chief
                                                                                          Executive Officer

                                IDS Cable II Corporation                                  Director, President and Chief
                                                                                          Executive Officer

                                IDS Futures Corporation                                   Director and President

                                IDS Management Corporation                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Partnership Services                                  Director, President and Chief
                                Corporation                                               Executive Officer

                                IDS Realty Corporation                                    Director, President and Chief
                                                                                          Executive Officer

Ronald W. Powell                American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary

Teresa J. Rasmussen             American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55474        Assistant General Counsel
General Counsel
                                American Enterprise Life     829 AXP Financial Center     Director, Vice President, General
                                Insurance Company            Minneapolis, MN 55474        Counsel and Secretary

                                American Express Corporation 70100 AXP Financial Center   Director, Vice President and Secretary
                                                             Minneapolis, MN 55474

                                American Partners Life       70100 AXP Financial Center   Director, Vice President, General
                                Insurance Company            Minneapolis, MN 55474        Counsel and Secretary

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President and General Counsel
                                                             Minneapolis, MN 55474

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   General Counsel and Assistant Secretary
                                                             Minneapolis, MN 55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   General Counsel and Assistant Secretary
                                Funds A & B                  Minneapolis, MN 55474

ReBecca K. Roloff               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital             70100 AXP Financial Center   Director
Senior Vice President -         Strategies Group Inc.        Minneapolis, MN 55474
Institutional
Group                           American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Institutional

                                American Express Trust                                    Director
                                Company

Erven A. Samsel                 American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management
Field Management
                                American Express Insurance                                Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

Theresa M. Sapp                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55474       Relationship Leader
Leader

Andy Schell                     American Express Financial   70100 AXP Financial Center   Vice President - Client
Vice President - Client         Advisors Inc.                Minneapolis, MN  55474       Development and Migration
Development and Migration

Judy P. Skoglund                American Express Financial   70100 AXP Financial Center   Vice President - Quality
Vice President - Quality and    Advisors Inc.                Minneapolis, MN  55474       and Service Support
Service Support

Dave Smith                      American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Advisor Group Compliance
Advisor Group Compliance

Bridget Sperl                   American Enterprise                                       Director
Senior Vice President -         Investment Services Inc.
Client Service
                                American Express Client      70100 AXP Financial Center   Vice President
                                Service Corporation          Minneapolis, MN 55474


                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

                                Public Employee Payment                                   Director, President and Chief
                                Company                                                   Executive Officer

Lisa A. Steffes                 American Express Financial   70100 AXP Financial Center   Vice President - Marketing
Vice President - Marketing      Advisors Inc.                Minneapolis, MN  55474       Offer Development
Offer Development

                                AMEX Assurance Company       70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

James J. Strauss                American Express Financial   70100 AXP Financial Center   Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN  55474       Auditor
Auditor

Jeffrey J. Stremcha             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Information    Advisors Inc.                Minneapolis, MN  55474       Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial   70100 AXP Financial Center   Vice President - Lead
Vice President - Lead           Advisors Inc.                Minneapolis, MN  55474       Financial Officer, Products
Financial Officer, Products

John R. Thomas                  American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Information and Technology
Information and Technology

William F. Truscott             American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Chief Investment Officer
Chief Investment Officer
                                Advisory Capital Strategies                               Director
                                Group Inc.

                                IDS Capital Holdings Inc.                                 Director, President

Beth E. Weimer                  American Express Financial   70100 AXP Financial Center   Chief Compliance Officer
Chief Compliance Officer        Advisors Inc.                Minneapolis, MN  55474

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Michael D. Wolf                 American Express Asset       70100 AXP Financial Center   Executive Vice President
Vice President - Senior         Management Group Inc.        Minneapolis, MN 55474        and Senior Portfolio
Portfolio Manager                                                                         Manager

                                American Express Financial   70100 AXP Financial Center   Vice President - Senior
                                Advisors Inc.                Minneapolis, MN  55474       Portfolio Manager

Michael R. Woodward             American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President
Vice President                  Advisors Inc.

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services                                       Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client      70100 AXP Financial Center   Vice President and
                                Service Corporation          Minneapolis, MN  55474       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Indiana Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President, Treasurer
                                                             Minneapolis, MN  55474       and Assistant Secretary


                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President and
                                                             Minneapolis, MN  55474       Treasurer

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President and
                                Funds A & B                  Minneapolis, MN  55474       Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund,
         Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth
         Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series,
         Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP
         New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive
         Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP
         Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income
         Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust;
         American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address                               Underwriter

         Ruediger Adolf                                 Senior Vice President                  None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                                Vice President -                       None
         70100 AXP Financial Center                     Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                              Senior Vice President -                None
         70100 AXP Financial Center                     Retirement Services
         Minneapolis, MN  55474

         John M. Baker                                  Vice President - Plan                  None
         70100 AXP Financial Center                     Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                               Vice President - Service               None
         70100 AXP Financial Center                     Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                           Vice President - Mutual                None
         70100 AXP Financial Center                     Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                            Vice President - Risk                  None
         70100 AXP Financial Center                     Management Products
         Minneapolis, MN  55474

         Walter S. Berman                               Director, Senior Vice President -      None
         70100 AXP Financial Center                     and Chief Financial Officer
         Minneapolis, MN  55474

         Brent L. Bisson                                Group Vice President -                 None
         Suite 900, E. Westside Twr                     Los Angeles Metro
         11835 West Olympic Blvd.
         Los Angeles, CA  90064

         Walter K. Booker                               Group Vice President -                 None
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      San Francisco Bay Area
         Suite 200
         Walnut Creek, CA  94596

         Charles R. Branch                              Group Vice President -                 None
         Suite 200                                      Northwest
         West 111 North River Dr.
         Spokane, WA  99201

         Douglas W. Brewers                             Vice President - Sales                 None
         70100 AXP Financial Center                     Support
         Minneapolis, MN  55474

         Mike Burton                                    Vice President - Compliance            None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship          None
         70100 AXP Financial Center                     Leader Retail Distribution Services
         Minneapolis, MN  55474

         Henry J. Cormier                               Group Vice President -                 None
         Commerce Center One                            Connecticut
         333 East River Drive
         East Hartford, CT  06108

         James M. Cracchiolo                            Director, Chairman, President and      None
         70100 AXP Financial Center                     Chief Executive Officer
         Minneapolis, MN  55474

         Kevin F. Crowe                                 Group Vice President -                 None
         Suite 312                                      Carolinas/Eastern Georgia
         7300 Carmel Executive Pk
         Charlotte, NC  28226

         Colleen Curran                                 Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                                Vice President -                       None
         70100 AXP Financial Center                     Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington/Baltimore
         Pike
         Vienna, VA  22182

         Bradford L. Drew                               Group Vice President -                 None
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         Douglas K. Dunning                             Vice President - Assured               None
         70100 AXP Financial Center                     Assets Product
         Minneapolis, MN  55474                         Development and
                                                        Management

         James P. Egge                                  Group Vice President -                 None
         4305 South Louise,                             Western Iowa, Nebraska,
         Suite 202                                      Dakotas
         Sioux Falls, SD  57103

         Gordon M. Fines                                Vice President - Mutual                None
         70100 AXP Financial Center                     Fund Equity Investments
         Minneapolis, MN  55474

         Judy Forker                                    Vice President - Relationship          None
         70100 AXP Financial Center                     Leader Investments
         Minneapolis, MN  55474

         William P. Fritz                               Group Vice President - Gateway         None
         12323 Olive Blvd/Westview Place #200
         Creve Couer, MO  63141

         Peter A. Gallus                                Vice President -                       None
         70100 AXP Financial Center                     Investment
         Minneapolis, MN  55474                         Administration

         Derek M. Gledhill                              Vice President -                       None
         70100 AXP Financial Center                     Integrated Financial
         Minneapolis, MN  55474                         Services Field
                                                        Implementation

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -                       None
         70100 AXP Financial Center                     Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                                Vice President -                       None
         70100 AXP Financial Center                     Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         319 Southbridge Street                         Rhode Island/Central -
         Auburn, MA  01501                              Western Massachusetts

         David J. Hockenberry                           Group Vice President -                 None
         30 Burton Hills Blvd.                          Tennessee Valley
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third                 None
         70100 AXP Financial Center                     Party Distribution
         Minneapolis, MN  55474

         Claire Huang                                   Senior Vice President - Retail         None
         70100 AXP Financial Center                     Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                            Vice President -                       None
         70100 AXP Financial Center                     Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Kansas/Oklahoma
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         70100 AXP Financial Center                     Cleveland Metro
         Minneapolis, MN  55474

         James M. Jensen                                Vice President -                       None
         70100 AXP Financial Center                     Advice and
         Minneapolis, MN  55474                         Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Greg Johnson                                   Vice President - Advisory Planning     None
         70100 AXP Financial Center                     Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                                 Vice President -                       None
         70100 AXP Financial Center                     Business Development
         Minneapolis, MN  55474

         John C. Junek                                  Senior Vice President,                 None
         70100 AXP Financial Center                     General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                                   Vice President -                       None
         70100 AXP Financial Center                     Retail Distribution Services
         Minneapolis, MN  55474                         and Chief of Staff

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                                 Vice President -                       Treasurer
         70100 AXP Financial Center                     Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                                Vice President - Service               None
         70100 AXP Financial Center                     Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                               Group Vice President -                 None
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Bruce G. Lamo                                  Vice President -                       None
         70100 AXP Financial Center                     Institutional Products
         Minneapolis, MN  55474

         Lori J. Larson                                 Vice President -                       None
         70100 AXP Financial Center                     Brokerage and Direct
         Minneapolis, MN  55474                         Services

         Daniel E. Laufenberg                           Vice President and Chief               None
         70100 AXP Financial Center                     U.S. Economist
         Minneapolis, MN  55474

         David C. Laurent                               Vice President - Compliance            None
         70100 AXP Financial Center                     Shared Services
         Minneapolis, MN  55474

         Jane W. Lee                                    Vice President - New                   None
         70100 AXP Financial Center                     Business Development and
         Minneapolis, MN  55474                         Marketing

         Steve Lobo                                     Vice President - Investment            None
         70100 AXP Financial Center                     Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                              Vice President - Lead Financial        None
         70100 AXP Financial Center                     Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                                   Vice President and Director of         None
         70100 AXP Financial Center                     Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                               Vice President and                     None
         70100 AXP Financial Center                     Director of Fixed Income
         Minneapolis, MN  55474                         Research

         Penny Mazal                                    Vice President - Business              None
         70100 AXP Financial Center                     Transformation
         Minneapolis, MN  55474

         Sarah M. McKenzie                              Vice President - Wrap and Trust        None
         70100 AXP Financial Center                     Products
         Minneapolis, MN  55474

         Paula R. Meyer                                 Vice President - Mutual                None
         70100 AXP Financial Center                     Funds
         Minneapolis, MN  55474

         Barry J. Murphy                                Executive Vice President -             None
         70100 AXP Financial Center                     U.S. Retail Group
         Minneapolis, MN  55474

         Scott M. Nelson                                Vice President -                       None
         70100 AXP Financial Center                     Alternative Investments
         Minneapolis, MN  55474

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                            Vice President                         None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                             Vice President -                       None
         70100 AXP Financial Center                     Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                                Vice President -                       None
         70100 AXP Financial Center                     Business Development
         Minneapolis, MN  55474

         Kris Petersen                                  Vice President -                       None
         70100 AXP Financial Center                     Non-proprietary Products
         Minneapolis, MN  55474

         Larry M. Post                                  Group Vice President -                 None
         One Tower Bridge                               Philadelphia Metro and
         100 Front Street 8th Fl                        Northern New England
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                            Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Southern Texas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
         70100 AXP Financial Center                     Field Management and
         Minneapolis, MN  55474                         Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Vice President
         70100 AXP Financial Center                     Institutional
         Minneapolis, MN  55474

         Max G. Roth                                    Group Vice President -                 None
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                              Group Vice President -                 None
         70100 AXP Financial Center                     Central
         Minneapolis, MN  55474                         California/Western Nevada

         Erven A. Samsel                                Senior Vice President -                None
         45 Braintree Hill Park                         Field Management
         Suite 402
         Braintree, MA  02184

         Theresa M. Sapp                                Vice President -                       None
         70100 AXP Financial Center                     Relationship Leader
         Minneapolis, MN  55474

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andy Schell                                    Vice President - Client Development    None
         70100 AXP Financial Center                     and Migration
         Minneapolis, MN  55474

         William G. Scholz                              Group Vice President -                 None
         Suite 205                                      Arizona/Las Vegas
         7333 E. Doubletree Ranch
         Rd.
         Scottsdale AZ.  85258

         Judy P. Skoglund                               Vice President - Quality               None
         70100 AXP Financial Center                     and Service Support
         Minneapolis, MN  55474

         Dave Smith                                     Vice President - U.S. Advisor          None
         70100 AXP Financial Center                     Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                                  Senior Vice President -                None
         70100 AXP Financial Center                     Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -                       None
         70100 AXP Financial Center                     Marketing Offer
         Minneapolis, MN  55474                         Development

         Lois A. Stilwell                               Group Vice President -                 None
         Suite 433                                      Outstate Minnesota
         9900 East Bren Rd.                             Area/North Dakota/
         Minnetonka, MN  55343                          Western Wisconsin

         James J. Strauss                               Vice President and                     None
         70100 AXP Financial Center                     General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                            Vice President -                       None
         70100 AXP Financial Center                     Information Resource
         Minneapolis, MN  55474                         Management/ISD

         Barbara Stroup Stewart                         Vice President - Channel               None
         70100 AXP Financial Center                     Development
         Minneapolis, MN  55474

         John T. Sweeney                                Vice President - Lead Financial        None
         70100 AXP Financial Center                     Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Orlando/Jacksonville
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         Suite 425                                      Seattle/Tacoma/Hawaii
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                                 Senior Vice President -                Board Member
         70100 AXP Financial Center                     Information and                        and President
         Minneapolis, MN  55474                         Technology

         William F. Truscott                            Senior Vice President -                Board Member and
         70100 AXP Financial Center                     Chief Investment Officer               Vice President
         Minneapolis, MN  55474

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Group Vice President -                 None
         Suite 180                                      Atlanta/Birmingham
         1200 Ashwood Parkway
         Atlanta, GA  30338

         Charles F. Wachendorfer                        Group Vice President -                 None
         Suite 100                                      Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Greater Pennsylvania
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                                 Chief Compliance Officer               None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         William J. Williams                            Group Vice President -                 None
         70100 AXP Financial Center                     Twin Cities Metro
         Minneapolis, MN  55474

         Michael D. Wolf                                Vice President - Senior                None
         70100 AXP Financial Center                     Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President                         None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         David L. Yowan                                 Vice President and                     None
         American Express Company                       Treasurer
         New York

         Rande L. Zellers                               Group Vice President -                 None
         1 Galleria Blvd., Suite 1900                   Gulf States
         Metairie, LA  70001


Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AXP Tax-Free Money Fund, Inc. certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 19th day of February, 2002.

AXP TAX-FREE MONEY FUND, INC.

By /s/ John R. Thomas**
   --------------------
       John R. Thomas
       President


By /s/ John M. Knight
   ------------------
       John M. Knight
       Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of February, 2002.


Signatures                                           Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
-------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
----------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
---------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                     Director
-----------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
---------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
---------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  William R. Pearce*                              Director
-----------------------
     William R. Pearce

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

Signatures                                           Capacity

/s/  John R. Thomas*                                 Director
--------------------
     John R. Thomas

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

/s/  C. Angus Wurtele*                               Director
-----------------------
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 9, 2002, filed electronically herewith as Exhibit (o)(1) to Registrant's Post-Effective Amendment No. 36, by:



/s/Leslie L. Ogg
-----------------
   Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney, dated January 9, 2002, filed electronically herewith as Exhibit (o)(2) to Registrant's Post-Effective Amendment No. 36, by:



/s/Leslie L. Ogg
-----------------
   Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 36 TO REGISTRATION STATEMENT NO. 2-66868

This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.
     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.